Equity Tax amounts in components of other comprehensive income (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other Comprehensive Income Loss Commodity Hedges Tax	$ (2)	$ (1)
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	4	2
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized (Gain) Loss Arising During Period, Tax	7	(37)
Other Comprehensive Income (Loss), Tax	$ 9	$ (36)